10. DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2020
Deferred Income Taxes
DEFERRED INCOME TAXES
10.	DEFERRED INCOME TAXES
10.1.	Composition

	12.31.20	12.31.19
Assets
Tax loss carryforwards	2,060,846	1,785,027
Negative calculation basis (social contribution)	772,283	682,175

Temporary differences - Assets
Provisions for tax, civil and labor risks	458,019	477,538
Suspended collection taxes	1,871	31,069
Expected credit losses	194,977	164,332
Impairment on tax credits	67,900	60,797
Provision for other obligations	115,959	64,661
Employees' profit sharing	86,752	66,166
Write-down to net realizable value of inventories	19,189	18,718
Employees' benefits plan	216,510	202,228
Lease basis difference	86,308	37,492
Other temporary differences	40,028	135,940
	4,120,642	3,726,143

Temporary differences - Liabilities
Difference on tax x accounting basis for goodwill amortization	(320,729)	(319,592)
Difference on tax x accounting basis for depreciation (useful life)	(851,436)	(802,844)
Business combination (1)	(761,429)	(640,318)
Unrealized gains on derivatives, net	(42,493)	(43,428)
Unrealized fair value gains, net	(39,269)	(11,998)
Other temporary differences	(22,749)	(77,903)
	(2,038,105)	(1,896,083)

Total deferred taxes	2,082,537	1,830,060

Total Assets	2,109,064	1,915,370
Total Liabilities	(26,527)	(85,310)
	2,082,537	1,830,060

(1)	The deferred tax asset on the Sadia business combination was recorded on the amortization difference between the accounting and tax goodwill calculated as of the purchase price allocation date. The deferred tax liability on the Sadia business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

The roll-forward of deferred income taxes, net, is set forth below:

	12.31.20	12.31.19
Beginning balance	1,830,060	1,453,878
Deferred taxes on profit recognized in income	172,763	290,094
Deferred income taxes recognized in other comprehensive income	32,070	60
Deferred income taxes related to discontinued operations	-	116,883
Other (1)	47,644	(30,855)
Ending balance	2,082,537	1,830,060

(1)	Mainly related to the foreign exchange variation effect on the balances in foreign companies.

10.2.	Estimated period of realization

Deferred tax assets arising from temporary differences will be realized as the differences are settled or realized. The period of settlement or realization of such differences is subject to externalities and is linked to several factors that are not under the control of Management.

In estimating the realization of deferred tax credits on tax losses carryforward, Management considers its budget and strategic plans, which were approved by the Board of Directors, adjusted based on the estimates of the main tax additions and exclusions. The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below:

2021	55,306
2022	140,612
2023	231,408
2024	291,677
2025	335,681
2026 to 2028	1,035,323
2029 onwards	743,122
2,833,129

The Company has tax losses carryforward in Brazil, which at current tax rates represent R$4,589,674 on December 31, 2020 (R$2,747,192 on December 31, 2019). Within this amount, R$2,822,245 (R$2,460,942 on December 31, 2019) are recognized as an asset, according to the recoverability expectation above. The deferred tax credits on tax losses and negative social contribution basis related to the parent company and its subsidiaries domiciled in Brazil do not expire and the use to offset income taxes payable is limited to 30% of future taxable income.

10.3.	Effective income tax rate reconciliation

	12.31.20	12.31.19	12.31.18

Income before taxes	1,352,234	882,938	(2,447,808)
Nominal tax rate	34%	34%	34%
Expense at nominal rate	(459,759)	(300,199)	832,255
Adjustments to income taxes
Income from associates and joint ventures	-	73,995	6,023
Difference of tax rates on results of foreign subsidiaries	955,324	(74,172)	277,088
Difference of functional currency of foreign subsidiaries	1,142,762	73,380	112,379
Deferred tax assets not recognized (1)	(1,481,478)	(38,464)	(347,116)
Share-based payment	(22,774)	(14,172)	(5,842)
Transfer price	(40,568)	(16,966)	(79,043)
Penalties	(5,261)	(48,633)	(1,626)
Investment grant	52,279	64,127	59,236
Write-off of non-realizable tax assets - SHB incorporation	-	-	(268,701)
Reversal (recognition) of provision with no deferred tax constituted	-	481,356	(244,591)
Other permanent differences	32,238	(4,857)	(6,760)
	172,763	195,395	333,302

Effective rate	-12.8%	-22.1%	13.6%

Current tax	(77,373)	(94,699)	(6,842)
Deferred tax	250,136	290,094	340,144

(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward in the amount of R$4,357,288, due to limited capacity of realization (note 10.2).

The Company’s management determined that the total profits recorded by the holdings of its wholly-owned subsidiaries abroad will not be redistributed. Such funds will be used for investments in the wholly-owned subsidiaries.

Income tax returns in Brazil are subject to review by the tax authorities for a period of five years from the date of their delivery. The Company may be subject to additional collection of taxes, fines and interest as a result of these reviews. The results obtained by subsidiaries abroad are subject to taxation in accordance with the tax laws of each country.